Changes in liabilities from financing activities (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in liabilities from financing activities [Abstract]
Liabilities from financing activities at beginning of period	R$ 1,454,493	R$ 1,702,038	R$ 1,575,142
Cash flow	(17,835)	(107,910)	(124,553)
Payment of interest from of loans and financing and debentures	(17,525)	(299,446)	(9,506)
Interest + Exchange and monetary variation	138,934	138,171	254,415
Proceeds loans and financing obtained	37,068	21,640	6,540
Others	(452)
Liabilities from financing activities at ending of period	1,594,683	1,454,493	1,702,038
Short-term borrowings [member]
Changes in liabilities from financing activities [Abstract]
Liabilities from financing activities at beginning of period	14,139	16,732	64,133
Cash flow	(17,835)	(21,093)	(60,514)
Payment of interest from of loans and financing and debentures	(17,525)	(11,295)	(9,506)
Interest + Exchange and monetary variation	57,675	13,051	5,867
Proceeds loans and financing obtained	5,492	378,154	6,540
Others	559,529	(361,410)	10,212
Liabilities from financing activities at ending of period	601,475	14,139	16,732
Long-term borrowings [member]
Changes in liabilities from financing activities [Abstract]
Liabilities from financing activities at beginning of period	371,375	9,965	20,177
Proceeds loans and financing obtained	215,428
Others	(559,981)	361,410	(10,212)
Liabilities from financing activities at ending of period	26,822	371,375	9,965
Debentures current [member]
Changes in liabilities from financing activities [Abstract]
Liabilities from financing activities at beginning of period		1,665,629	1,417,081
Cash flow		(77,816)
Payment of interest from of loans and financing and debentures		(288,151)
Interest + Exchange and monetary variation		125,831	248,548
Proceeds loans and financing obtained		(356,514)
Others	966,386	(1,068,979)
Liabilities from financing activities at ending of period	966,386		1,665,629
Accounts payable from acquisition of investments current [member]
Changes in liabilities from financing activities [Abstract]
Liabilities from financing activities at beginning of period		4,856	47,041
Cash flow		(9,001)	(64,039)
Interest + Exchange and monetary variation		(711)
Others		4,856	21,854
Liabilities from financing activities at ending of period			4,856
Accounts payable from acquisition of investments non current [member]
Changes in liabilities from financing activities [Abstract]
Liabilities from financing activities at beginning of period		4,856	26,710
Others		(4,856)	(21,854)
Liabilities from financing activities at ending of period			R$ 4,856
Debentures non current [member]
Changes in liabilities from financing activities [Abstract]
Liabilities from financing activities at beginning of period	1,068,979
Interest + Exchange and monetary variation	81,259
Proceeds loans and financing obtained	(183,852)
Others	R$ (966,386)	1,068,979
Liabilities from financing activities at ending of period		R$ 1,068,979